BANK BORROWINGS	6 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE 11 – BANK BORROWINGS

The Company’s total bank borrowings are as following:

No.		December 31, 2025 (Unaudited)	June 30, 2025	Annual Interest Rate	Contract term
		RMB	RMB
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	1,450,000	1,450,000	3.500%	2024/03/18-2027/03/18
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,500,000	5,500,000	3.500%	2024/03/19-2027/03/19
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,250,000	5,250,000	3.500%	2024/03/19-2027/03/19
(4)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	-	5,000,000	3.800%	2024/03/20-2025/07/01
(5)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	450,000	450,000	3.800%	2024/03/21-2027/03/20
(6)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	750,000	750,000	3.800%	2024/03/21-2027/03/20
(7)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,600,000	3,600,000	3.500%	2024/03/21-2027/03/20
(8)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,000,000	5,000,000	3.500%	2024/03/21-2027/03/20
(9)	Jiangyin Rural Commercial Bank	10,000,000	10,000,000	3.650%	2025/03/03-2026/03/02
(10)	China Merchants Bank Co., Ltd.	-	2,700,000	4.480%	2025/06/10-2025/08/21
(11)	Jiangsu Bank Co., Ltd.	3,000,000	3,000,000	3.500%	2025/05/29-2026/05/28
(12)	Jiangsu Bank Co., Ltd.	1,000,000	1,000,000	3.100%	2025/06/11-2026/06/10
(13)	Jiangsu Bank Co., Ltd.	4,000,000	4,000,000	3.100%	2025/06/11-2026/06/10
(14)	Jiangyin Rural Commercial Bank	10,000,000	10,000,000	3.650%	2025/03/03-2026/03/02
(15)	Jiangyin Rural Commercial Bank	18,000,000	18,000,000	3.650%	2025/05/06-2026/05/05
(16)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	4,000,000	-	2.800%	2025/11/11-2026/11/11
(17)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	1,000,000	-	2.800%	2025/11/17-2026/11/11
(18)	China Merchants Bank Co., Ltd.	2,700,000	-	4.480%	2025/11/20-2026/09/28
(19)	Jiangyin Rural Commercial Bank	1,000,000	-	3.500%	2025/10/15-2026/01/15
(20)	Jiangyin Rural Commercial Bank	2,000,000	-	3.500%	2025/12/15-2026/03/02
(21)	Jiangyin Rural Commercial Bank	2,000,000	-	3.500%	2025/12/22-2026/03/02
	Total bank loans	80,700,000	75,700,000
	Less: current portion	58,700,000	53,700,000
	Long-term loans	22,000,000	$22,000,000

	Total bank loans (USD)	11,481,334	10,574,694
	Less: current portion (USD)	8,351,354	7,501,467
	Long-term loans (USD)	3,129,980	3,073,227

(1)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB1.45 million ($206,294) on March 18, 2024. The loan matures on March 18, 2027, and the principal is repayable in a single lump sum upon maturity.

(2)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($782,495) on March 19, 2024. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity.

(3)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($746,927) on March 19, 2024. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity.

(4)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($298,771) and RMB27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($698,461) on March 20, 2024. The loan was fully repaid on July 1, 2025.

(5)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 0.45 million ($64,022) on March 21, 2024. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity.

(6)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($298,771) and RMB27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB0.75 million ($106,704) on March 21, 2024. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity.

(7)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 3.6 million ($512,178) on March 21, 2024. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity.

(8)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($298,771) and RMB27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($711,359) on March 21, 2024. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity.

(9)	On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank with a maturity date of March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was fully repaid on March 2, 2026.

(10)	On June 10, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($377,169) from China Merchants Bank Co., Ltd. and a maturity date of June 10, 2026. The loan was fully repaid August 21, 2025.

(11)	On May 30, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB3 million ($426,815) from Jiangsu Bank Co., Ltd. and a maturity date of May 29, 2025. On May 28, 2025, Li Bang Kitchen Appliance extended the loan to May 28, 2026. The principal is repayable in a single lump sum upon maturity. The loan is collateralized by real estate, land use rights and patents.

(12)	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB1 million ($142,272) from Jiangsu Bank Co., Ltd., and a maturity date of June 10, 2026. The principal is repayable in a single lump sum upon maturity. The loan is collateralized by real estate, land use rights and patents.

(13)	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB4 million ($569,087) from Jiangyin Rural Commercial Bank and due on June 10, 2026. The principal is repayable in a single lump sum upon maturity. The loan is guaranteed by Mr. Huang Feng and collateralized by real estate and land use rights.

(14)	On March 3, 2025, Wuxi Li Bang obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was fully repaid on February 27, 2026.

(15)	On May 6, 2025, Wuxi Li Bang obtained a working capital loan of RMB18 million (approximately $2.5 million) from Jiangyin Rural Commercial Bank and due on May 5, 2026, and the principal is repayable in a single lump sum upon maturity. The loan is guaranteed by Mr. Huang Feng and collateralized by real estate. On April 23, 2026, the loan was renewed, with the maturity date extended to April 21, 2027.

(16)	On November 11, 2025, Suzhou Deji obtained a working capital loan of RMB 4 million (approximately $ 569,087) from Jiangsu Suzhou Rural Commercial Bank Co., Ltd., and a maturity date of November 11, 2026. The principal is repayable in a single lump sum upon maturity. The loan was guaranteed by Mr. Huang Feng.

(17)	On November 11, 2025, Suzhou Deji obtained a working capital loan of RMB 1 million (approximately $ 142,272) from Jiangsu Suzhou Rural Commercial Bank Co., Ltd., and a maturity date of November 11, 2026. The principal is repayable in a single lump sum upon maturity. The loan was guaranteed by Mr. Huang Feng.

(18)	On November 20, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($0.38 million) from China Merchants Bank Co., Ltd., and a maturity date of September 28, 2026. The principal is repayable in a single lump sum upon maturity.

(19)	On March 3, 2025, Wuxi Li Bang entered into a credit facility of RMB5 million ($711,359) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with a term of one year (“RMB5M credit facility”). Wuxi Li Bang drew down RMB 1 million ($142,272) on October 15, 2025. The loan was fully repaid on January 3, 2026.

(20)	From the RMB5M credit facility, Wuxi Li Bang drew down RMB 2 million ($284,544) on December 15, 2025. The loan was fully repaid on March 2, 2026.

(21)	From the RMB5M credit facility, Wuxi Li Bang drew down RMB 2 million ($284,544) on December 22, 2025. The loan was fully repaid on March 2, 2026.